UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: June 30

Date of reporting period: March 31, 2019

*	The Board of Trustees approved a change in the fiscal year end of the Palmer Square Income Plus Fund from January 31 to June 30.

Item 1. Schedule of Investments.

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	BANK LOANS — 15.2%
$498,750	Abe Investment Holdings, Inc. 7.000% (US LIBOR+450 basis points), 2/19/2026[1,2,3]	$495,867
2,862,579	AECOM 4.249% (US LIBOR+175 basis points), 3/13/2025[1,3]	2,814,273
895,489	Alliant Holdings Intermediate LLC 5.232% (US LIBOR+275 basis points), 5/10/2025[1,2,3]	863,171
500,000	AMC Entertainment Holdings, Inc. 3.000% (US LIBOR+300 basis points), 3/20/2026[1,2,3,4,5]	497,125
1,249,873	American Airlines, Inc. 4.240% (US LIBOR+175 basis points), 6/27/2025[1,2,3]	1,218,070
1,417,767	American Builders & Contractors Supply Co., Inc. 4.499% (US LIBOR+200 basis points), 10/31/2023[1,2,3]	1,385,753
498,744	Amynta Agency Borrower, Inc. 6.999% (US LIBOR+450 basis points), 2/28/2025[1,2,3]	487,522
750,000	Ancestry.com Operations, Inc. 5.750% (US LIBOR+325 basis points), 10/19/2023[1,2,3]	747,187
1,852,714	Aristocrat International Pty Ltd. 4.526% (US LIBOR+175 basis points), 10/19/2024[1,2,3,6]	1,821,449
771,086	Ascend Learning LLC 5.499% (US LIBOR+300 basis points), 7/12/2024[1,2,3]	756,628
984,362	AssuredPartners, Inc. 5.749% (US LIBOR+325 basis points), 10/22/2024[1,2,3]	955,323
225,000	Asurion LLC 8.999% (US LIBOR+650 basis points), 8/4/2025[1,2,3]	228,633
895,271	Avolon TLB Borrower 1 U.S. LLC 4.488% (US LIBOR+200 basis points), 1/15/2025[1,2,3]	889,313
497,802	Axalta Coating Systems U.S. Holdings, Inc. 4.537% (US LIBOR+175 basis points), 6/1/2024[1,2,3]	488,003
1,095,062	BCP Raptor LLC 6.879% (US LIBOR+425 basis points), 6/30/2024[1,2,3]	1,030,557
987,500	Belron Finance U.S. LLC 4.989% (US LIBOR+250 basis points), 11/7/2024[1,2,3]	977,625
2,900,000	Berry Global, Inc. 4.243% (US LIBOR+175 basis points), 2/8/2020[1,2,3,4,5]	2,894,954
1,246,875	Brookfield WEC Holdings, Inc. 6.249% (US LIBOR+375 basis points), 8/1/2025[1,2,3]	1,246,270
748,106	Caesars Resort Collection LLC 5.249% (US LIBOR+275 basis points), 12/22/2024[1,2,3,4,5]	739,421
250,000	Calceus Acquisition, Inc. 7.992% (US LIBOR+550 basis points), 2/12/2025[1,2,3]	249,064
875,000	California Resources Corp. 7.243% (US LIBOR+475 basis points), 12/31/2022[1,2,3]	863,244
500,000	Calpine Corp. 2.750% (US LIBOR+275 basis points), 4/1/2026[1,2,3,4,5]	495,765

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	BANK LOANS (Continued)
$550,000	Carroll County Energy LLC 8.000% (US LIBOR+350 basis points), 2/15/2026[1,3]	$551,947
825,000	Citadel Securities LP 5.999% (US LIBOR+350 basis points), 2/27/2026[1,2,3]	826,031
	Civitas Solutions, Inc.
470,760	6.750% (US LIBOR+425 basis points), 3/8/2026[1,2,3]	472,968
29,240	6.750% (US LIBOR+425 basis points), 3/8/2026[1,2,3]	29,377
370,000	CommScope, Inc. 3.250% (US LIBOR+325 basis points), 2/7/2026[1,2,3,4,5]	370,307
250,000	ConvergeOne Holdings, Inc. 7.499% (US LIBOR+500 basis points), 1/4/2026[1,2,3]	239,923
721,682	Covia Holdings Corp. 6.160% (US LIBOR+375 basis points), 6/1/2025[1,2,3]	618,731
500,000	Datto, Inc. 6.733% (US LIBOR+425 basis points), 4/2/2026[1,3,4,5]	497,507
500,000	Deerfield Dakota Holding LLC 6.489% (US LIBOR+400 basis points), 2/13/2025[1,2,3]	500,000
2,447,262	Dell International LLC 4.250% (US LIBOR+175 basis points), 9/7/2021[1,3]	2,442,184
1,000,000	Dun & Bradstreet Corp. 7.490% (US LIBOR+500 basis points), 2/6/2026[1,2,3]	990,625
1,436,400	Envision Healthcare Corp. 6.249% (US LIBOR+375 basis points), 10/11/2025[1,2,3]	1,347,228
500,000	ETA Australia Holdings III Pty Ltd. 4.000% (US LIBOR+400 basis points), 3/8/2026[1,2,3,4,5,6]	500,625
1,500,000	First Data Corp. 4.486% (US LIBOR+200 basis points), 4/26/2024[1,2,3]	1,497,352
500,000	Flex Acquisition Co., Inc. 5.759% (US LIBOR+325 basis points), 6/22/2025[1,2,3]	485,803
1,169,125	GGP Nimbus LP 4.565% (US LIBOR+250 basis points), 8/24/2025[1,2,3]	1,128,755
997,500	Global Payments, Inc. 1.750% (US LIBOR+175 basis points), 10/18/2025[1,2,3,4,5]	987,525
1,729,396	Grosvenor Capital Management Holdings LLLP 5.249% (US LIBOR+275 basis points), 3/29/2025[1,2,3]	1,716,426
1,374,466	H.B. Fuller Co. 4.488% (US LIBOR+200 basis points), 10/20/2024[1,2,3]	1,352,564
500,000	Harbor Freight Tools USA, Inc. 4.999% (US LIBOR+250 basis points), 8/16/2023[1,2,3]	489,583
	HCA, Inc.
476,667	3.999% (US LIBOR+150 basis points), 6/10/2020[1,3]	475,673
1,424,631	4.249% (US LIBOR+175 basis points), 3/18/2023[1,2,3]	1,424,738
500,000	Helix Gen Funding LLC 6.249% (US LIBOR+375 basis points), 6/3/2024[1,2,3]	482,153

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	BANK LOANS (Continued)
$2,606,661	Hilton Worldwide Finance LLC 4.236% (US LIBOR+200 basis points), 10/25/2023[1,2,3]	$2,603,611
750,000	Hyperion Insurance Group Ltd. 4.500% (US LIBOR+350 basis points), 12/20/2024[1,3,4,5,6]	742,500
1,975,000	INEOS U.S. Finance LLC 4.499% (US LIBOR+200 basis points), 3/31/2024[1,2,3]	1,943,015
1,346,574	Inmar, Inc. 6.601% (US LIBOR+400 basis points), 5/1/2024[1,2,3]	1,290,462
1,246,851	KFC Holding Co. 4.232% (US LIBOR+175 basis points), 4/3/2025[1,2,3]	1,241,652
2,879,456	Las Vegas Sands LLC 4.249% (US LIBOR+175 basis points), 3/27/2025[1,3]	2,832,953
725,363	Laureate Education, Inc. 5.577% (US LIBOR+350 basis points), 4/26/2024[1,2,3,4,5]	726,183
	Lightstone Holdco LLC
917,283	6.249% (US LIBOR+375 basis points), 1/30/2024[1,2,3]	889,384
51,736	6.249% (US LIBOR+375 basis points), 1/30/2024[1,2,3]	50,163
1,147,338	McAfee LLC 6.249% (US LIBOR+375 basis points), 9/29/2024[1,2,3]	1,148,061
1,417,513	Medallion Midland Acquisition LLC 5.749% (US LIBOR+325 basis points), 10/30/2024[1,2,3]	1,385,619
800,000	Minotaur Acquisition, Inc. 5.000% (US LIBOR+500 basis points), 2/27/2026[1,2,3,4,5]	790,504
1,375,000	NeuStar, Inc. 6.993% (US LIBOR+450 basis points), 8/8/2024[1,2,3]	1,349,789
845,674	NFP Corp. 5.499% (US LIBOR+300 basis points), 1/8/2024[1,2,3]	817,209
2,848,987	NRG Energy, Inc. 4.249% (US LIBOR+175 basis points), 6/30/2023[1,2,3]	2,820,013
822,922	Peabody Energy Corp. 5.249% (US LIBOR+275 basis points), 3/31/2025[1,2,3]	820,865
	Phoenix Guarantor, Inc.
47,917	5.500% (US LIBOR+450 basis points), 3/5/2026[1,2,3,4,5]	47,258
527,083	6.982% (US LIBOR+450 basis points), 3/5/2026[1,2,3]	519,836
500,000	Prairie ECI Acquiror LP 7.366% (US LIBOR+475 basis points), 3/11/2026[1,2,3]	502,083
700,000	Qlik Technologies 4.250% (US LIBOR+425 basis points), 4/26/2024[1,3,4,5]	693,000
1,415,346	Realogy Group LLC 4.732% (US LIBOR+225 basis points), 2/8/2025[1,2,3]	1,377,606
548,625	RegionalCare Hospital Partners Holdings, Inc. 6.982% (US LIBOR+450 basis points), 11/16/2025[1,2,3]	543,739
2,823,291	RPI Finance Trust 4.493% (US LIBOR+200 basis points), 4/17/2023[1,2,3]	2,810,939

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	BANK LOANS (Continued)
$1,243,639	Sinclair Television Group, Inc. 4.750% (US LIBOR+225 basis points), 1/3/2024[1,2,3]	$1,233,926
1,162,036	Sprint Communications, Inc. 5.000% (US LIBOR+250 basis points), 2/3/2024[1,2,3]	1,134,147
997,427	SS&C Technologies, Inc. 2.250% (US LIBOR+225 basis points), 4/16/2025[1,3,4,5]	990,310
1,417,821	Summit Materials LLC 4.499% (US LIBOR+200 basis points), 11/21/2024[1,2,3]	1,393,009
500,000	Travelport Finance Luxembourg Sarl 5.000% (US LIBOR+500 basis points), 3/18/2026[1,2,3,4,5,6]	486,875
1,281,688	U.S. Renal Care, Inc. 6.851% (US LIBOR+425 basis points), 12/31/2022[1,2,3]	1,281,291
719,371	U.S. Silica Co. 6.500% (US LIBOR+400 basis points), 5/1/2025[1,3]	681,942
	Unitymedia Finance LLC
650,000	2.000% (US LIBOR+200 basis points), 6/1/2023[1,2,3,4,5]	643,351
750,000	4.739% (US LIBOR+225 basis points), 1/15/2026[1,2,3]	743,179
1,425,000	UPC Financing Partnership 4.984% (US LIBOR+250 basis points), 1/15/2026[1,2,3]	1,423,974
1,350,000	VFH Parent LLC 6.126% (US LIBOR+350 basis points), 3/1/2026[1,2,3]	1,354,387
750,000	Virgin Media Bristol LLC 4.984% (US LIBOR+250 basis points), 1/15/2026[1,2,3]	742,901
575,000	VVC Holding Corp. 7.197% (US LIBOR+450 basis points), 2/11/2026[1,2,3]	568,531
3,549,573	Worldpay LLC 4.572% (US LIBOR+175 basis points), 8/20/2024[1,2,3]	3,546,715
498,747	Wyndham Hotels & Resorts, Inc. 4.249% (US LIBOR+175 basis points), 5/30/2025[1,2,3]	493,136
	Total Bank Loans
	(Cost $86,350,745)	86,237,360
	BONDS — 71.9%
	ASSET-BACKED SECURITIES — 42.2%
1,750,000	A Voce CLO Ltd. Series 2014-1A, Class C, 6.287% (LIBOR 3 Month+350 basis points), 7/15/2026[2,3,7]	1,740,025
	Ally Auto Receivables Trust
504,002	Series 2016-3, Class A3, 1.440%, 8/17/2020[2]	503,341
4,651,580	Series 2017-3, Class A3, 1.740%, 9/15/2021[2]	4,628,592
1,355,000	Series 2017-4, Class A3, 1.750%, 12/15/2021[2]	1,346,852
	Annisa CLO Ltd.
2,000,000	Series 2016-2A, Class DR, 5.761% (LIBOR 3 Month+300 basis points), 7/20/2031[2,3,7]	1,940,000

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$1,000,000	Series 2016-2A, Class ER, 8.761% (LIBOR 3 Month+600 basis points), 7/20/2031[2,3,7]	$941,100
	Apidos CLO
1,000,000	Series 2015-22A, Class D, 8.761% (LIBOR 3 Month+600 basis points), 10/20/2027[2,3,7]	994,700
1,000,000	Series 2015-22X, Class E, 10.011% (LIBOR 3 Month+725 basis points), 10/20/2027[2,3]	948,400
1,000,000	Series 2018-18A, Class E, 8.461% (LIBOR 3 Month+570 basis points), 10/22/2030[2,3,7]	945,000
925,000	Series 2013-12A, Class DR, 5.387% (LIBOR 3 Month+260 basis points), 4/15/2031[2,3,7]	874,772
1,500,000	Series 2013-12A, Class ER, 8.187% (LIBOR 3 Month+540 basis points), 4/15/2031[2,3,7]	1,381,950
500,000	Series 2013-15A, Class DRR, 5.461% (LIBOR 3 Month+270 basis points), 4/20/2031[2,3,7]	479,500
500,000	Avery Point CLO Ltd. Series 2015-7A, Class E, 9.387% (LIBOR 3 Month+660 basis points), 1/15/2028[2,3,7]	493,250
	Barings CLO Ltd.
1,000,000	Series 2017-1A, Class E, 8.780% (LIBOR 3 Month+600 basis points), 7/18/2029[2,3,7]	969,300
1,500,000	Series 2018-2A, Class C, 5.487% (LIBOR 3 Month+270 basis points), 4/15/2030[2,3,7]	1,443,450
250,000	Series 2018-2A, Class D, 8.337% (LIBOR 3 Month+555 basis points), 4/15/2030[2,3,7]	235,425
	Benefit Street Partners CLO Ltd.
500,000	Series 2016-10A, Class D, 9.637% (LIBOR 3 Month+685 basis points), 1/15/2029[2,3,7]	498,050
1,000,000	Series 2013-IIA, Class DR, 9.337% (LIBOR 3 Month+655 basis points), 7/15/2029[2,3,7]	968,700
750,000	Series 2013-IIIA, Class DR, 9.361% (LIBOR 3 Month+660 basis points), 7/20/2029[2,3,7]	725,175
2,100,000	Series 2015-VIA, Class CR, 6.230% (LIBOR 3 Month+345 basis points), 10/18/2029[2,3,7]	2,092,860
1,000,000	Series 2017-12A, Class C, 5.837% (LIBOR 3 Month+305 basis points), 10/15/2030[2,3,7]	973,900
1,000,000	Series 2017-12A, Class D, 9.197% (LIBOR 3 Month+641 basis points), 10/15/2030[2,3,7]	973,700
500,000	Series 2018-5BA, Class C, 5.691% (LIBOR 3 Month+293 basis points), 4/20/2031[2,3,7]	482,100
500,000	Series 2018-5BA, Class D, 8.711% (LIBOR 3 Month+595 basis points), 4/20/2031[2,3,7]	474,400

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$500,000	BlueMountain CLO Ltd. Series 2018-23A, Class E, 8.115% (LIBOR 3 Month+565 basis points), 10/20/2031[2,3,7]	$476,250
	BMW Vehicle Lease Trust
4,398,000	Series 2017-2, Class A3, 2.070%, 10/20/2020[2]	4,386,754
2,080,000	Series 2019-1, Class A2, 2.790%, 3/22/2021[2]	2,082,317
2,400,000	Bunker Hill Loan Depositary Trust Series 2019-1, Class A1, 3.613%, 10/26/2048[2,7,8]	2,399,991
1,250,000	Burnham Park CLO Ltd. Series 2016-1A, Class A, 4.191% (LIBOR 3 Month+143 basis points), 10/20/2029[2,3,7]	1,252,375
	Carbone CLO Ltd.
5,250,000	Series 2017-1A, Class A1, 3.916% (LIBOR 3 Month+114 basis points), 1/20/2031[2,3,7]	5,210,100
1,000,000	Series 2017-1A, Class C, 5.376% (LIBOR 3 Month+260 basis points), 1/20/2031[2,3,7]	945,400
1,000,000	Carlyle Global Market Strategies CLO Ltd. Series 2014-1A, Class CR2, 4.573% (LIBOR 3 Month+180 basis points), 4/17/2031[2,3,7]	958,800
	Carlyle U.S. CLO Ltd.
1,750,000	Series 2019-1A, Class C, 6.297% (LIBOR 3 Month+370 basis points), 4/20/2031[2,3,7]	1,750,000
875,000	Series 2017-2A, Class C, 6.461% (LIBOR 3 Month+370 basis points), 7/20/2031[2,3,7]	875,262
	CarMax Auto Owner Trust
3,299,432	Series 2016-4, Class A3, 1.400%, 8/15/2021[2]	3,275,422
3,334,000	Series 2018-4, Class A2A, 3.110%, 2/15/2022[2]	3,344,399
1,363,000	Series 2017-3, Class A3, 1.970%, 4/15/2022[2]	1,354,461
2,000,000	Carvana Auto Receivables Trust Series 2019-1A, Class A2, 3.010%, 10/15/2021[2,7]	1,999,942
1,825,000	Catamaran CLO Ltd. Series 2014-2A, Class C, 6.280% (LIBOR 3 Month+350 basis points), 10/18/2026[2,3,7]	1,799,997
	CCG Receivables Trust
205,881	Series 2018-2, Class A1, 2.470%, 8/14/2019[2,7]	205,802
518,004	Series 2016-1, Class A2, 1.690%, 9/14/2022[2,7]	517,011
500,000	Cent CLO Ltd. Series C17A, Class CR, 5.551% (LIBOR 3 Month+280 basis points), 4/30/2031[2,3,7]	480,400
	CIFC Funding Ltd.
1,250,000	Series 2012-2RA, Class A1, 3.561% (LIBOR 3 Month+80 basis points), 1/20/2028[2,3,7]	1,240,875

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$500,000	Series 2013-4A, Class ERR, 8.215% (LIBOR 3 Month+545 basis points), 4/27/2031[2,3,7]	$455,150
2,512,000	Citibank Credit Card Issuance Trust Series 2017-A9, Class A9, 1.800%, 9/20/2021[2]	2,502,201
	CNH Equipment Trust
751,109	Series 2018-B, Class A1, 2.470%, 10/15/2019[2]	751,003
508,709	Series 2017-C, Class A2, 1.840%, 3/15/2021[2]	507,308
942,393	Series 2018-A, Class A2, 2.780%, 8/16/2021[2]	943,730
850,000	Series 2018-B, Class A2, 2.930%, 12/15/2021[2]	851,318
1,375,000	Cumberland Park CLO Ltd. Series 2015-2A, Class DR, 5.461% (LIBOR 3 Month+270 basis points), 7/20/2028[2,3,7]	1,353,275
1,821,134	Dell Equipment Finance Trust Series 2018-1, Class A2B, 2.791% (LIBOR 1 Month+30 basis points), 10/22/2020[2,3,7]	1,821,351
	DLL LLC
54,023	Series 2018-ST2, Class A1, 2.714%, 11/20/2019[2,7]	54,019
2,330,000	Series 2018-ST2, Class A2, 3.140%, 10/20/2020[2,7]	2,329,711
	Dryden CLO Ltd.
500,000	Series 2018-64A, Class F, 9.930% (LIBOR 3 Month+715 basis points), 4/18/2031[2,3,7]	438,750
765,000	Series 2018-57A, Class C, 4.384% (LIBOR 3 Month+170 basis points), 5/15/2031[2,3,7]	734,706
	Dryden Senior Loan Fund
1,000,000	Series 2012-25A, Class DRR, 5.787% (LIBOR 3 Month+300 basis points), 10/15/2027[2,3,7]	990,900
1,000,000	Series 2016-43A, Class DR, 5.861% (LIBOR 3 Month+310 basis points), 7/20/2029[2,3,7]	982,000
1,800,000	Series 2016-43A, Class ER, 8.861% (LIBOR 3 Month+610 basis points), 7/20/2029[2,3,7]	1,740,780
1,100,000	Series 2017-54A, Class E, 8.961% (LIBOR 3 Month+620 basis points), 10/19/2029[2,3,7]	1,080,090
500,000	Series 2015-38A, Class ER, 8.387% (LIBOR 3 Month+560 basis points), 7/15/2030[2,3,7]	467,950
875,000	Series 2017-50A, Class E, 9.047% (LIBOR 3 Month+626 basis points), 7/15/2030[2,3,7]	857,237
1,000,000	Series 2016-45A, Class DR, 5.937% (LIBOR 3 Month+315 basis points), 10/15/2030[2,3,7]	985,900
1,125,000	Series 2016-45A, Class ER, 8.637% (LIBOR 3 Month+585 basis points), 10/15/2030[2,3,7]	1,059,300
1,500,000	Series 2015-40A, Class DR, 5.784% (LIBOR 3 Month+310 basis points), 8/15/2031[2,3,7]	1,467,300

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Eaton Vance CLO Ltd.
$1,500,000	Series 2015-1A, Class CR, 4.661% (LIBOR 3 Month+190 basis points), 1/20/2030[2,3,7]	$1,447,350
1,250,000	Series 2015-1A, Class DR, 5.261% (LIBOR 3 Month+250 basis points), 1/20/2030[2,3,7]	1,184,250
1,000,000	Series 2014-1RA, Class D, 5.837% (LIBOR 3 Month+305 basis points), 7/15/2030[2,3,7]	973,400
250,000	Series 2014-1RA, Class E, 8.487% (LIBOR 3 Month+570 basis points), 7/15/2030[2,3,7]	232,075
	Engs Commercial Finance Trust
1,064,503	Series 2018-1A, Class A1, 2.970%, 2/22/2021[2,7]	1,064,371
2,623,386	Series 2016-1A, Class A2, 2.630%, 2/22/2022[2,7]	2,616,623
492,605	Enterprise Fleet Financing LLC Series 2018-2, Class A1, 2.550%, 8/20/2019[2,7]	492,417
	Ford Credit Auto Lease Trust
526,361	Series 2018-B, Class A1, 2.452%, 10/15/2019[2]	526,270
850,000	Series 2018-B, Class A2B, 2.644% (LIBOR 1 Month+16 basis points), 4/15/2021[2,3]	849,112
525,000	Series 2018-B, Class A2A, 2.930%, 4/15/2021[2]	525,647
	Ford Credit Auto Owner Trust
460,364	Series 2015-B, Class A4, 1.580%, 8/15/2020[2]	459,990
308,216	Series 2017-C, Class A2A, 1.800%, 9/15/2020[2]	308,147
74,465	Series 2016-B, Class A3, 1.330%, 10/15/2020[2]	74,276
1,563,835	Series 2016-C, Class A3, 1.220%, 3/15/2021[2]	1,554,258
2,500,000	Series 2018-B, Class A2A, 2.960%, 9/15/2021[2]	2,504,260
500,000	Galaxy CLO Ltd. Series 2017-23A, Class D, 6.259% (LIBOR 3 Month+348 basis points), 4/24/2029[2,3,7]	500,200
	GM Financial Automobile Leasing Trust
693,359	Series 2018-1, Class A2A, 2.390%, 4/20/2020[2]	692,765
4,405,000	Series 2017-2, Class A3, 2.020%, 9/21/2020[2]	4,393,463
626,151	Series 2018-3, Class A2B, 2.658% (LIBOR 1 Month+17 basis points), 9/21/2020[2,3]	626,054
417,107	Series 2018-3, Class A2A, 2.890%, 9/21/2020[2]	417,507
2,330,000	Series 2019-1, Class A2A, 2.910%, 4/20/2021[2]	2,333,215
	GM Financial Consumer Automobile Receivables Trust
1,862,964	Series 2018-2, Class A2A, 2.550%, 5/17/2021[2]	1,861,140
610,560	Series 2017-1A, Class A3, 1.780%, 10/18/2021[2,7]	607,470
3,096,000	Series 2017-3A, Class A3, 1.970%, 5/16/2022[2,7]	3,072,991
500,000	Greywolf CLO Ltd. Series 2014-2A, Class CR, 6.173% (LIBOR 3 Month+340 basis points), 1/17/2027[2,3,7]	500,100

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$3,394,055	GS Mortgage-Backed Securities Trust Series 2018-RPL1, Class A1A, 3.750%, 10/25/2057[2,7]	$3,457,371
	Hertz Fleet Lease Funding LP
375,000	Series 2016-1, Class B, 4.693% (LIBOR 1 Month+220 basis points), 4/10/2030[2,3,7]	376,535
455,000	Series 2017-1, Class B, 2.880%, 4/10/2031[2,7]	453,552
	Highbridge Loan Management Ltd.
1,750,000	Series 7A-2015, Class DR, 5.084% (LIBOR 3 Month+240 basis points), 3/15/2027[2,3,7]	1,668,975
250,000	Series 3A-2014, Class CR, 6.380% (LIBOR 3 Month+360 basis points), 7/18/2029[2,3,7]	250,450
1,000,000	Series 2013-2A, Class DR, 9.361% (LIBOR 3 Month+660 basis points), 10/20/2029[2,3,7]	983,400
1,000,000	Series 5A-2015, Class DRR, 5.937% (LIBOR 3 Month+315 basis points), 10/15/2030[2,3,7]	977,500
1,375,000	Series 5A-2015, Class ERR, 8.787% (LIBOR 3 Month+600 basis points), 10/15/2030[2,3,7]	1,336,087
500,000	Series 6A-2015, Class BR, 4.483% (LIBOR 3 Month+175 basis points), 2/5/2031[2,3,7]	479,450
	Honda Auto Receivables Owner Trust
543,394	Series 2016-2, Class A3, 1.390%, 4/15/2020[2]	542,447
972,093	Series 2016-3, Class A3, 1.160%, 5/18/2020[2]	968,958
3,550,000	Series 2019-1, Class A2, 2.750%, 9/20/2021[2]	3,553,898
295,279	Huntington Auto Trust Series 2016-1, Class A3, 1.590%, 11/16/2020[2]	294,669
	Hyundai Auto Lease Securitization Trust
1,147,761	Series 2017-C, Class A2A, 1.890%, 3/16/2020[2,7]	1,146,516
710,247	Series 2017-A, Class A3, 1.880%, 8/17/2020[2,7]	709,405
	Hyundai Auto Receivables Trust
277,049	Series 2015-B, Class A4, 1.480%, 6/15/2021[2]	276,894
700,000	Series 2015-C, Class B, 2.150%, 11/15/2021[2]	698,080
	LCM LP
2,250,000	Series 21A, Class DR, 5.561% (LIBOR 3 Month+280 basis points), 4/20/2028[2,3,7]	2,212,875
750,000	Series 15A, Class ER, 9.261% (LIBOR 3 Month+650 basis points), 7/20/2030[2,3,7]	734,250
	Madison Park Funding Ltd.
2,000,000	Series 2015-16A, Class C, 6.461% (LIBOR 3 Month+370 basis points), 4/20/2026[2,3,7]	2,001,000
950,000	Series 2015-19A, Class CR, 4.911% (LIBOR 3 Month+215 basis points), 1/22/2028[2,3,7]	921,500

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$2,000,000	Series 2015-19A, Class DR, 7.111% (LIBOR 3 Month+435 basis points), 1/22/2028[2,3,7]	$1,969,800
2,000,000	Series 2012-10A, Class AR, 4.211% (LIBOR 3 Month+145 basis points), 1/20/2029[2,3,7]	2,001,000
500,000	Series 2018-30A, Class D, 5.287% (LIBOR 3 Month+250 basis points), 4/15/2029[2,3,7]	481,150
1,000,000	Series 2018-27A, Class C, 5.361% (LIBOR 3 Month+260 basis points), 4/20/2030[2,3,7]	954,500
1,250,000	Series 2014-14A, Class DRR, 5.711% (LIBOR 3 Month+295 basis points), 10/22/2030[2,3,7]	1,216,250
	Magnetite Ltd.
6,000,000	Series 2012-7A, Class A1R2, 3.587% (LIBOR 3 Month+80 basis points), 1/15/2028[2,3,7]	5,903,400
650,000	Series 2012-7A, Class CR2, 4.837% (LIBOR 3 Month+205 basis points), 1/15/2028[2,3,7]	616,525
1,500,000	Series 2015-16A, Class C1R, 4.380% (LIBOR 3 Month+160 basis points), 1/18/2028[2,3,7]	1,468,800
2,500,000	Series 2019-21A, Class A, 3.909% (LIBOR 3 Month+128 basis points), 4/20/2030[2,3,7]	2,499,750
1,000,000	Series 2014-8A, Class DR2, 5.687% (LIBOR 3 Month+290 basis points), 4/15/2031[2,3,7]	972,700
250,000	Series 2015-12A, Class DR, 5.787% (LIBOR 3 Month+300 basis points), 10/15/2031[2,3,7]	244,050
750,000	Series 2015-12A, Class ER, 8.467% (LIBOR 3 Month+568 basis points), 10/15/2031[2,3,7]	710,025
	Mercedes-Benz Auto Lease Trust
840,634	Series 2018-A, Class A2, 2.200%, 4/15/2020[2]	840,052
1,485,000	Series 2019-A, Class A2, 3.010%, 2/16/2021[2]	1,488,405
	Milos CLO Ltd.
2,000,000	Series 2017-1A, Class D, 6.161% (LIBOR 3 Month+340 basis points), 10/20/2030[2,3,7]	1,964,600
500,000	Series 2017-1A, Class E, 9.061% (LIBOR 3 Month+630 basis points), 10/20/2030[2,3,7]	479,850
1,937,731	MMAF Equipment Finance LLC Series 2014-AA, Class A4, 1.590%, 2/8/2022[2,7]	1,925,645
1,500,000	Mountain View CLO LLC Series 2016-1A, Class E, 9.797% (LIBOR 3 Month+700 basis points), 1/14/2029[2,3,7]	1,500,450
2,326,465	Nationstar HECM Loan Trust Series 2018-3A, Class A, 3.555%, 11/25/2028[2,7,9]	2,330,102
	Neuberger Berman CLO Ltd.
500,000	Series 2013-14A, Class DR, 6.415% (LIBOR 3 Month+365 basis points), 1/28/2030[2,3,7]	502,500

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$500,000	Series 2014-18A, Class CR2, 5.761% (LIBOR 3 Month+300 basis points), 10/21/2030[2,3,7]	$482,400
1,835,000	New Residential Mortgage Loan Trust Series 2019-NQM2, Class A1, 3.600%, 4/25/2049[2,7,9]	1,846,847
	Nissan Auto Lease Trust
1,014,384	Series 2017-B, Class A2A, 1.830%, 12/16/2019[2]	1,013,076
2,909,359	Series 2017-A, Class A3, 1.910%, 4/15/2020[2]	2,904,538
	Nissan Auto Receivables Owner Trust
393,233	Series 2015-C, Class A3, 1.370%, 5/15/2020[2]	392,734
610,779	Series 2016-A, Class A3, 1.340%, 10/15/2020[2]	609,161
1,167,541	Series 2016-C, Class A3, 1.180%, 1/15/2021[2]	1,160,563
2,292,361	Series 2017-A, Class A3, 1.740%, 8/16/2021[2]	2,282,805
250,000	OCP CLO Ltd. Series 2015-8A, Class BR, 4.623% (LIBOR 3 Month+185 basis points), 4/17/2027[2,3,7]	246,850
	OZLM Ltd.
1,500,000	Series 2015-11A, Class DR, 9.751% (LIBOR 3 Month+700 basis points), 10/30/2030[2,3,7]	1,500,750
940,000	Series 2018-22A, Class C, 5.423% (LIBOR 3 Month+265 basis points), 1/17/2031[2,3,7]	888,300
1,250,000	Series 2018-18A, Class D, 5.637% (LIBOR 3 Month+285 basis points), 4/15/2031[2,3,7]	1,190,500
1,250,000	Series 2014-6A, Class CS, 5.903% (LIBOR 3 Month+313 basis points), 4/17/2031[2,3,7]	1,212,500
850,000	Series 2014-6A, Class DS, 8.823% (LIBOR 3 Month+605 basis points), 4/17/2031[2,3,7]	796,450
750,000	Series 2018-20A, Class C, 5.711% (LIBOR 3 Month+295 basis points), 4/20/2031[2,3,7]	724,350
1,750,000	Recette Clo Ltd. Series 2015-1A, Class DR, 5.511% (LIBOR 3 Month+275 basis points), 10/20/2027[2,3,7]	1,722,350
1,000,000	Riserva Clo Ltd. Series 2016-3A, Class E, 9.530% (LIBOR 3 Month+675 basis points), 10/18/2028[2,3,7]	987,000
	Rockford Tower CLO Ltd.
1,500,000	Series 2018-1A, Class D, 5.644% (LIBOR 3 Month+300 basis points), 5/20/2031[2,3,7]	1,469,850
2,000,000	Series 2019-1A, Class E, 8.977% (LIBOR 3 Month+636 basis points), 4/20/2032[2,3,7]	1,920,000
100,000	SBA Tower Trust 3.156%, 10/10/2045[2,7]	100,093

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$1,500,000	Stewart Park CLO Ltd. Series 2015-1A, Class CR, 4.587% (LIBOR 3 Month+180 basis points), 1/15/2030[2,3,7]	$1,448,250
	Towd Point Mortgage Trust
2,591,541	Series 2019-HY1, Class A1, 3.486% (LIBOR 1 Month+100 basis points), 10/25/2048[2,3,7]	2,598,017
3,752,305	Series 2018-2, Class A1, 3.250%, 3/25/2058[2,7,9]	3,752,211
1,739,057	Series 2019-1, Class A1, 3.750%, 3/25/2058[2,7,9]	1,771,866
279,129	Toyota Auto Receivables Series 2016-C, Class A3, 1.140%, 8/17/2020[2]	278,055
1,000,000	Upland CLO Ltd. Series 2016-1A, Class CR, 5.661% (LIBOR 3 Month+290 basis points), 4/20/2031[2,3,7]	939,200
500,000	Venture CLO Ltd. Series 2016-24A, Class A1P, 4.321% (LIBOR 3 Month+156 basis points), 10/20/2028[2,3,7]	500,550
750,000	Verde CLO Series 2019-1A, Class D, 0.000% (LIBOR 3 Month+380 basis points), 4/15/2032[2,3,7]	750,000
	Verizon Owner Trust
2,556,664	Series 2016-2A, Class A, 1.680%, 5/20/2021[2,7]	2,547,600
2,000,000	Series 2017-2A, Class A, 1.920%, 12/20/2021[2,7]	1,989,034
1,800,000	Verus Securitization Trust Series 2019-INV1, Class A1, 3.402%, 12/25/2059[2,7,9]	1,799,988
	Voya CLO Ltd.
2,000,000	Series 2015-1A, Class CR, 5.130% (LIBOR 3 Month+235 basis points), 1/18/2029[2,3,7]	1,906,800
750,000	Series 2013-1A, Class CR, 5.737% (LIBOR 3 Month+295 basis points), 10/15/2030[2,3,7]	728,175
1,000,000	Series 2013-1A, Class DR, 9.267% (LIBOR 3 Month+648 basis points), 10/15/2030[2,3,7]	975,800
1,375,000	Series 2016-1A, Class DR, 8.011% (LIBOR 3 Month+525 basis points), 1/20/2031[2,3,7]	1,250,425
1,000,000	Series 2014-1A, Class DR2, 8.780% (LIBOR 3 Month+600 basis points), 4/18/2031[2,3,7]	960,800
800,000	Series 2018-1A, Class B, 4.561% (LIBOR 3 Month+180 basis points), 4/19/2031[2,3,7]	775,440
750,000	Series 2018-1A, Class C, 5.361% (LIBOR 3 Month+260 basis points), 4/19/2031[2,3,7]	708,750
1,550,000	Series 2013-2A, Class CR, 5.521% (LIBOR 3 Month+275 basis points), 4/25/2031[2,3,7]	1,480,560
1,000,000	Series 2018-4A, Class E, 9.004% (LIBOR 3 Month+630 basis points), 1/15/2032[2,3,7]	975,800

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	West CLO Ltd.
$1,554,000	Series 2014-2A, Class A1BR, 2.724%, 1/16/2027[2,7]	$1,535,352
1,300,000	Series 2014-2A, Class CR, 5.429% (LIBOR 3 Month+265 basis points), 1/16/2027[2,3,7]	1,273,480
	World Omni Auto Receivables Trust
516,031	Series 2018-A, Class A2, 2.190%, 5/17/2021[2]	515,276
432,782	Series 2016-A, Class A3, 1.770%, 9/15/2021[2]	431,008
5,931,778	Series 2017-A, Class A3, 1.930%, 9/15/2022[2]	5,902,160
	World Omni Automobile Lease Securitization Trust
2,625,000	Series 2017-A, Class A3, 2.130%, 4/15/2020[2]	2,618,873
1,106,249	Series 2018-B, Class A2A, 2.960%, 6/15/2021[2]	1,107,857
	York CLO Ltd.
2,000,000	Series 2016-1A, Class AR, 4.011% (LIBOR 3 Month+125 basis points), 10/20/2029[2,3,7]	2,000,000
1,250,000	Series 2016-1A, Class DR, 6.361% (LIBOR 3 Month+360 basis points), 10/20/2029[2,3,7]	1,243,875
1,500,000	Series 2014-1A, Class DRR, 5.771% (LIBOR 3 Month+301 basis points), 10/22/2029[2,3,7]	1,462,200
1,375,000	Series 2018-1A, Class D, 5.781% (LIBOR 3 Month+335 basis points), 10/22/2031[2,3,7]	1,347,912
	Total Asset-Backed Securities
	(Cost $239,847,359)	238,941,227
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.1%
2,000,000	280 Park Avenue Mortgage Trust Series 2017-280P, Class B, 3.564% (LIBOR 1 Month+108 basis points), 9/15/2034[3,7]	2,000,398
	BBCMS Mortgage Trust
2,000,000	Series 2017-DELC, Class A, 3.334% (LIBOR 1 Month+85 basis points), 8/15/2036[3,7]	1,993,074
1,875,000	Series 2018-TALL, Class A, 3.206% (LIBOR 1 Month+72.2 basis points), 3/15/2037[3,7]	1,860,463
1,000,000	Series 2018-TALL, Class B, 3.455% (LIBOR 1 Month+97.1 basis points), 3/15/2037[3,7]	995,382
2,450,000	BF Mortgage Trust Series 2019-NYT, Class A, 3.684% (LIBOR 1 Month+120 basis points), 11/15/2035[3,7]	2,460,949
1,500,000	BHMS Series 2018-ATLS, Class A, 3.734% (LIBOR 1 Month+125 basis points), 7/15/2035[3,7]	1,500,340
	BX Commercial Mortgage Trust
2,085,309	Series 2018-IND, Class A, 3.234% (LIBOR 1 Month+75 basis points), 11/15/2035[3,7]	2,082,373

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$1,431,094	Series 2018-IND, Class B, 3.384% (LIBOR 1 Month+90 basis points), 11/15/2035[3,7]	$1,429,517
	Citigroup Commercial Mortgage Trust
1,200,000	Series 2018-TBR, Class A, 3.314% (LIBOR 1 Month+83 basis points), 12/15/2036[2,3,7]	1,193,200
2,000,000	Series 2019-SST2, Class A, 3.404% (LIBOR 1 Month+92 basis points), 12/15/2036[2,3,7]	1,993,296
750,000	Series 2018-TBR, Class B, 3.634% (LIBOR 1 Month+115 basis points), 12/15/2036[2,3,7]	746,947
2,420,000	COMM Mortgage Trust Series 2014-TWC, Class B, 4.099% (LIBOR 1 Month+160 basis points), 2/13/2032[2,3,7]	2,421,984
	CORE Mortgage Trust
2,210,000	Series 2019-CORE, Class A, 3.380% (LIBOR 1 Month+88 basis points), 12/15/2031[3,7]	2,213,249
1,100,000	Series 2019-CORE, Class B, 3.600% (LIBOR 1 Month+110 basis points), 12/15/2031[3,7]	1,101,283
2,907,231	Government National Mortgage Association Series 2017-135, Class AB, 2.200%, 5/16/2049[2]	2,807,350
2,359,393	GS Mortgage Securities Corp. Trust Series 2018-HULA, Class A, 3.404% (LIBOR 1 Month+92 basis points), 7/15/2025[3,7]	2,348,823
	Hilton Orlando Trust
1,044,000	Series 2018-ORL, Class B, 3.534% (LIBOR 1 Month+105 basis points), 12/15/2034[3,7]	1,039,081
1,000,000	Series 2018-ORL, Class C, 3.784% (LIBOR 1 Month+130 basis points), 12/15/2034[3,7]	997,192
1,900,000	J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT, Class AFL, 3.432% (LIBOR 1 Month+95 basis points), 7/5/2033[2,3,7]	1,895,250
3,250,000	JPMBB Commercial Mortgage Securities Trust Series 2014-C22, Class B, 4.561%, 9/15/2047[2,9]	3,305,952
500,000	Neuberger Berman Loan Advisers CLO Ltd. Series 2018-27A, Class D, 5.387% (LIBOR 3 Month+260 basis points), 1/15/2030[2,3,7]	477,900
500,000	UBS-Barclays Commercial Mortgage Trust Series 2012-C4, Class B, 3.718%, 12/10/2045[2,7,9]	500,916
3,000,000	Waldorf Astoria Boca Raton Trust Series 2016-BOCA, Class B, 4.534% (LIBOR 1 Month+205 basis points), 6/15/2029[3,7]	3,003,258
	Total Commercial Mortgage-Backed Securities
	(Cost $40,362,675)	40,368,177

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE — 18.0%
	BASIC MATERIALS — 0.2%
$1,350,000	Freeport-McMoRan, Inc. 4.000%, 11/14/2021	$1,361,812
	COMMUNICATIONS — 1.0%
540,000	EIG Investors Corp. 10.875%, 2/1/2024[2]	571,050
575,000	Hughes Satellite Systems Corp. 6.500%, 6/15/2019	579,011
2,030,000	Interpublic Group of Cos., Inc. 3.500%, 10/1/2020	2,048,489
2,700,000	Verizon Communications, Inc. 2.625%, 2/21/2020	2,699,306
		5,897,856
	CONSUMER, CYCLICAL — 2.5%
2,875,000	American Honda Finance Corp. 3.083% (LIBOR 3 Month+35 basis points), 11/5/2021[3]	2,870,791
1,500,000	BMW U.S. Capital LLC 3.188% (LIBOR 3 Month+50 basis points), 8/13/2021[3,7]	1,497,398
1,725,000	Daimler Finance North America LLC 3.371% (LIBOR 3 Month+62 basis points), 10/30/2019[3,7]	1,728,265
400,000	Dollar Tree, Inc. 3.473% (LIBOR 3 Month+70 basis points), 4/17/2020[2,3]	400,092
580,000	Hyundai Capital America 3.744% (LIBOR 3 Month+94 basis points), 7/8/2021[3,7]	580,105
	Nissan Motor Acceptance Corp.
650,000	3.187% (LIBOR 3 Month+39 basis points), 7/13/2020[3,7]	647,626
675,000	3.243% (LIBOR 3 Month+63 basis points), 9/21/2021[3,7]	668,636
445,000	Scientific Games International, Inc. 8.250%, 3/15/2026[2,7]	455,013
2,450,000	Starbucks Corp. 2.100%, 2/4/2021[2]	2,429,084
730,000	Toyota Motor Credit Corp. 3.050%, 1/8/2021	736,523
2,340,000	Volkswagen Group of America Finance LLC 3.875%, 11/13/2020[7]	2,369,961
		14,383,494
	CONSUMER, NON-CYCLICAL — 2.8%
2,675,000	Amgen, Inc. 2.125%, 5/1/2020[2]	2,665,530
2,175,000	Anthem, Inc. 4.350%, 8/15/2020	2,219,716

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
$2,500,000	Becton, Dickinson and Co. 3.125%, 11/8/2021	$2,511,815
1,418,000	Cardinal Health, Inc. 4.625%, 12/15/2020	1,458,684
2,000,000	Conagra Brands, Inc. 3.297% (LIBOR 3 Month+50 basis points), 10/9/2020[3]	1,990,102
2,315,000	Laboratory Corp. of America Holdings 2.625%, 2/1/2020	2,310,523
495,000	McKesson Corp. 3.650%, 11/30/2020	501,236
1,250,000	Mondelez International Holdings Netherlands B.V. 3.375% (LIBOR 3 Month+61 basis points), 10/28/2019[3,6,7]	1,252,723
472,000	Moody's Corp. 5.500%, 9/1/2020	489,928
450,000	UnitedHealth Group, Inc. 2.871% (LIBOR 3 Month+26 basis points), 6/15/2021[3]	449,796
		15,850,053
	ENERGY — 3.3%
1,275,000	Antero Midstream Partners LP / Antero Midstream Finance Corp. 5.375%, 9/15/2024[2]	1,291,320
1,475,000	BP Capital Markets America, Inc. 4.742%, 3/11/2021	1,532,893
2,500,000	Enbridge, Inc. 3.183% (LIBOR 3 Month+40 basis points), 1/10/2020[3,6]	2,499,140
1,525,000	Energy Transfer Operating LP 7.500%, 10/15/2020	1,624,224
2,675,000	Kinder Morgan Energy Partners LP 6.850%, 2/15/2020	2,762,071
2,652,000	Occidental Petroleum Corp. 4.100%, 2/1/2021[2]	2,714,619
2,500,000	Rockies Express Pipeline LLC 5.625%, 4/15/2020[7]	2,565,625
2,775,000	Schlumberger Finance Canada Ltd. 2.200%, 11/20/2020[6,7]	2,754,154
350,000	Spectra Energy Partners LP 3.299% (LIBOR 3 Month+70 basis points), 6/5/2020[3]	350,112
615,000	USA Compression Partners LP / USA Compression Finance Corp. 6.875%, 9/1/2027[2,7]	628,069
		18,722,227

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	FINANCIAL — 4.7%
$1,275,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.650%, 7/21/2027[2,6]	$1,193,257
2,875,000	Air Lease Corp. 3.500%, 1/15/2022	2,903,503
2,030,000	Aircastle Ltd. 5.500%, 2/15/2022[6]	2,131,092
245,000	American Express Co. 3.000%, 2/22/2021[2]	246,349
2,000,000	Branch Banking & Trust Co. 2.846% (LIBOR 3 Month+22 basis points), 6/1/2020[2,3]	2,000,868
300,000	Capital One Financial Corp. 2.500%, 5/12/2020[2]	299,129
1,080,000	Citibank N.A. 3.400%, 7/23/2021[2]	1,094,670
1,000,000	Credit Suisse Group Funding Guernsey Ltd. 2.750%, 3/26/2020[6]	998,945
	Goldman Sachs Group, Inc.
1,000,000	3.408% (LIBOR 3 Month+80 basis points), 12/13/2019[3]	1,003,996
700,000	2.600%, 12/27/2020[2]	696,553
2,250,000	HCP, Inc. 2.625%, 2/1/2020[2]	2,244,978
500,000	International Lease Finance Corp. 5.875%, 4/1/2019	500,000
1,750,000	JPMorgan Chase & Co. 3.957% (LIBOR 3 Month+120.5 basis points), 10/29/2020[2,3]	1,774,925
	JPMorgan Chase Bank N.A.
935,000	2.856% (LIBOR 3 Month+23 basis points), 9/1/2020[2,3]	935,826
125,000	3.026% (LIBOR 3 Month+29 basis points), 2/1/2021[2,3]	125,074
2,250,000	Marsh & McLennan Cos., Inc. 2.350%, 9/10/2019[2]	2,247,419
800,000	Mitsubishi UFJ Financial Group, Inc. 2.190%, 9/13/2021[6]	786,444
2,724,000	Nasdaq, Inc. 5.550%, 1/15/2020	2,780,934
275,000	Realogy Group LLC / Realogy Co.-Issuer Corp. 9.375%, 4/1/2027[2,7]	282,219
510,000	Toronto-Dominion Bank 2.875% (LIBOR 3 Month+26 basis points), 9/17/2020[3,6]	510,617
2,000,000	Western Union Co. 3.463% (LIBOR 3 Month+80 basis points), 5/22/2019[3]	2,000,674
		26,757,472

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	INDUSTRIAL — 1.6%
	Caterpillar Financial Services Corp.
$2,250,000	2.000%, 3/5/2020	$2,237,170
580,000	2.864% (LIBOR 3 Month+18 basis points), 5/15/2020[3]	580,092
575,000	2.887% (LIBOR 3 Month+28 basis points), 9/7/2021[3]	574,435
2,000,000	Textron, Inc. 3.247% (LIBOR 3 Month+55 basis points), 11/10/2020[2,3]	1,991,988
2,000,000	Vulcan Materials Co. 3.276% (LIBOR 3 Month+65 basis points), 3/1/2021[3]	1,998,720
1,375,000	Wabtec Corp. 3.911% (LIBOR 3 Month+130 basis points), 9/15/2021[2,3]	1,373,973
		8,756,378
	TECHNOLOGY — 0.9%
415,000	Dell International LLC / EMC Corp. 4.900%, 10/1/2026[2,7]	423,259
2,850,000	Fiserv, Inc. 2.700%, 6/1/2020[2]	2,847,512
255,000	Hewlett Packard Enterprise Co. 3.515% (LIBOR 3 Month+72 basis points), 10/5/2021[2,3]	254,142
1,371,000	IBM Credit LLC 1.800%, 1/20/2021	1,350,790
		4,875,703
	UTILITIES — 1.0%
500,000	Berkshire Hathaway Energy Co. 2.375%, 1/15/2021	498,096
1,775,000	Consolidated Edison Co. of New York, Inc. 3.002% (LIBOR 3 Month+40 basis points), 6/25/2021[3]	1,772,971
2,675,000	Dominion Energy, Inc. 2.579%, 7/1/2020	2,661,012
670,000	Edison International 4.125%, 3/15/2028[2]	633,675
		5,565,754
	Total Corporate
	(Cost $101,555,002)	102,170,749
	RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.0%
124,827	Bear Stearns ARM Trust Series 2004-3, Class 1A3, 4.231%, 7/25/2034[2,9]	121,524
831,850	CSMC Trust Series 2014-OAK1, Class 2A4, 3.000%, 11/25/2044[2,7,9]	830,499
861,356	Fannie Mae Grantor Trust Series 2004-T5, Class AB4, 2.828%, 5/28/2035[2,9]	819,693

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
	FDIC Guaranteed Notes Trust
$522,346	Series 2010-S4, Class A, 3.229% (LIBOR 1 Month+72 basis points), 12/4/2020[2,3,7]	$523,130
284,686	Series 2010-S2, Class 2A, 2.570%, 7/29/2047[2,7]	283,347
600,000	Home Partners of America Trust Series 2017-1, Class C, 4.032% (LIBOR 1 Month+155 basis points), 7/17/2034[3,7]	600,887
	Invitation Homes Trust
1,310,765	Series 2017-SFR2, Class A, 3.332% (LIBOR 1 Month+85 basis points), 12/17/2036[3,7]	1,307,044
750,000	Series 2017-SFR2, Class B, 3.632% (LIBOR 1 Month+115 basis points), 12/17/2036[3,7]	750,657
80,616	Mellon Residential Funding Series 1999-TBC3, Class A2, 3.142%, 10/20/2029[2,9]	82,012
219,400	NCUA Guaranteed Notes Trust Series 2011-R3, Class 1A, 2.892% (LIBOR 1 Month+40 basis points), 3/11/2020[2,3]	219,939
	Total Residential Mortgage-Backed Securities
	(Cost $5,547,696)	5,538,732
	U.S. GOVERNMENT SECURITIES — 3.6%
20,500,000	United States Treasury Bill 2.371%, 6/20/2019	20,392,519
	Total U.S. Government sECURITIES
	(Cost $20,390,492)	20,392,519
	Total Bonds
	(Cost $407,703,224)	407,411,404
	COMMERCIAL PAPER — 12.4%
3,000,000	Anheuser-Busch Companies, LLC 2.780%, 6/27/2019	2,979,639
3,000,000	AstraZeneca PLC 2.820%, 4/30/2019	2,992,974
3,000,000	Bell Canada 2.820%, 7/3/2019	2,977,623
	Campbell Soup Co.
3,000,000	3.020%, 5/29/2019	2,985,783
5,000,000	3.050%, 6/5/2019	4,973,450
3,000,000	CNH Industrial Capital LLC 2.800%, 4/5/2019	2,998,260
3,000,000	Constellation Brands 2.850%, 4/11/2019	2,996,751

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	COMMERCIAL PAPER (Continued)
$3,000,000	Enbridge Energy Partners LP 3.155%, 4/8/2019	$2,997,789
3,010,000	Entergy Corp. 2.850%, 6/6/2019	2,993,379
4,000,000	FMC Technology 2.850%, 6/12/2019	3,976,460
4,750,000	Glencore Funding LLC 3.235%, 6/3/2019	4,725,784
4,000,000	Lowe's Companies, Inc. 2.650%, 4/8/2019	3,997,064
4,000,000	Marriott International, Inc. 2.760%, 4/12/2019	3,995,856
3,000,000	Molson Coors Brewing Company 2.920%, 5/13/2019	2,989,668
3,000,000	Moody's Corp. 2.800%, 5/22/2019	2,987,469
3,000,000	Nissan Motor Acceptance Corporation 2.870%, 6/17/2019	2,983,281
4,000,000	Oglethorpe Power Corporation 2.750%, 4/25/2019	3,991,896
6,020,000	TransCanada Corporation 2.900%, 4/9/2019	6,015,118
3,000,000	VW Credit, Inc. 2.840%, 7/8/2019	2,975,820
3,000,000	Waste Management, Inc. 2.953%, 4/15/2019	2,996,211
	Total Commercial Paper
	(Cost $70,535,562)	70,530,275

Number of Shares
	SHORT-TERM INVESTMENTS — 0.9%
3,133,497	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 2.246%[10]	3,133,497
1,854,907	Federated Treasury Obligations Fund - Institutional Class, 2.256%[10]	1,854,907
	Total Short-Term Investments
	(Cost $4,988,404)	4,988,404
	TOTAL INVESTMENTS — 100.4%
	(Cost $569,577,935)	569,167,443
	Liabilities in Excess of Other Assets — (0.4)%	(2,242,768)
	TOTAL NET ASSETS — 100.0%	$566,924,675

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

[1]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[2]	Callable.
[3]	Floating rate security.
[4]	All or a portion of the loan is unfunded.
[5]	Denotes investments purchased on a when-issued or delayed delivery basis.
[6]	Foreign security denominated in U.S. Dollars.
[7]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $220,913,008 which represents 39.0% of Net Assets.
[8]	Step rate security.
[9]	Variable rate security.
[10]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Palmer Square Income Plus Fund

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2019 (Unaudited)

Note 1 – Organization

Palmer Square Income Plus Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek income and capital appreciation. The Fund commenced investment operations on February 28, 2014.

The Fund commenced operations on February 28, 2014, prior to which its only activity was the receipt of a $2,500 investment from principals of the Fund’s advisor and a $94,313,788 transfer of shares of the Fund in exchange for the net assets of the Palmer Square Opportunistic Investment Grade Plus Trust (“Private Fund I”) and Palmer Square Investment Grade Plus Trust (“Private Fund II”), each a Delaware statutory trust (each a “Private Fund” collectively, the “Private Funds”). This exchange was nontaxable, whereby the Fund issued 9,428,446 shares for the net assets of the Private Funds on February 28, 2014. Assets with a fair market value of $94,313,788 consisting of cash, interest receivable and securities of the Private Funds with a fair value of $92,629,439 (identified cost of investments transferred $91,621,375) were the primary assets received by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Private Funds was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. Pricing services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Palmer Square Income Plus Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

March 31, 2019 (Unaudited)

(b) Asset-Backed Securities

Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(c) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(d) Swap Agreements and Swaptions

The Fund may enter into credit default swap agreements for investment purposes. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Fund. The Fund may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the Fund would generally receive an upfront payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. The notional value will be used to segregate liquid assets for selling protection on credit default swaps. If the Fund were a buyer and no credit event occurs, the Fund would recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value. The use of swap agreements by the Fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

Palmer Square Income Plus Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

March 31, 2019 (Unaudited)

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of the debt of a particular issuer or basket of issuers, in which case the Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to the Fund in the event of a default. The purchase of credit default swaps involves costs, which will reduce the Fund's return.

The Fund may enter into total return swap contracts for investment purposes. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market, including in cases in which there may be disadvantages associated with direct ownership of a particular security. In a typical total return equity swap, payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

An option on a swap agreement, or a “swaption,” is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. In return, the purchaser pays a “premium” to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes on the underlying swap. The Fund may write (sell) and purchase put and call swaptions. The Fund may also enter into swaptions on either an asset-based or liability-based basis, depending on whether the Fund is hedging its assets or its liabilities. The Fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The Fund may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique, to protect against an increase in the price of securities the Fund anticipates purchasing at a later date, or for any other purposes, such as for speculation to increase returns. Swaptions are generally subject to the same risks involved in the Fund’s use of options.

Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Palmer Square Income Plus Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

March 31, 2019 (Unaudited)

(e) Options Contracts

The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from options premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contract.

(f) Futures Contracts

The Fund may use interest rate, foreign currency, index and other futures contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract originally was written. Although the value of an index might be a function of the value of certain specified securities, physical delivery of these securities is not always made.

A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin", equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Fund will mark to market its open futures positions. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations.

Palmer Square Income Plus Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

March 31, 2019 (Unaudited)

Note 3 – Federal Income Taxes

At March 31, 2019, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investments	$569,607,105

Gross unrealized appreciation	$2,112,508
Gross unrealized depreciation	(2,552,170)
Net unrealized depreciation on investments	$(439,662)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Palmer Square Income Plus Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

March 31, 2019 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2019, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Assets
Investments
Bank Loans	$-	$86,237,360	$ - -	$86,237,360
Bonds
Asset-Backed Securities	-	238,941,227	-	237,941,227
Commercial Mortgage-Backed Securities	-	40,368,177	-	40,368,177
Corporate**	-	102,170,749	-	102,170,749
Residential Mortgage-Backed Securities	-	5,538,732	-	5,538,732
U.S. Government Securities	-	20,392,519	-	20,392,519
Commercial Paper	-	70,530,275	-	70,530,275
Short-Term Investments	4,988,404	-	-	4,988,404
Total Investments	4,988,404	564,179,039	-	569,167,443
Total Assets	$4,988,404	$564,179,039	$-	$569,167,443

*	The Fund did not hold any Level 3 securities at period end.
**	All corporate bonds held in the Fund are Level 2 securities. For a detailed break-out by major sector classification, please refer to the Schedule of Investments.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Balance as of January 31, 2019	$2,606,287
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	(2,330,102)
Total realized gain/(loss)	-
Total unrealized appreciation/(depreciation)	12,625
Net purchases	-
Net sales	-
Principal paydown	(288,810)
Amortization	-
Balance as of March 31, 2019	$-

Transfers into, or out of, Level 3 are recognized at the end of the reporting period.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	5/30/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	5/30/2019

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	5/30/2019